Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Aug. 17, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Disclosure Table
The following table sets forth the compensation for our PEO and the average compensation for our Non-PEO NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the compensation actually paid
("CAP") to such individuals, as defined under SEC rules, for each of 2024, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total stockholder return ("TSR"), the cumulative TSR of our peer group, Net
Income and Revenue over such years in accordance with SEC rules.
PAY VERSUS PERFORMANCE TABLE

							Value of Initial fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for Emmanuel Ligner	Compensation Actually Paid to Emmanuel Ligner	Summary Compensation Table Total for Michael Stubblefield	Compensation Actually Paid to Michael Stubblefield	Average Summary Compensation Table Total for Non-PEO NEOs(1)(d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Avantor Total Stockholder Return(3) (f)	Peer Group Total Stockholder Return (g)	Net Income(4) (millions) (h)	Company Selected Measure (Revenue) (millions) (i)
2025	$5,895,624	$6,099,867	$13,077,931	$(1,380,512)	$5,375,454	$2,060,367	$40.71	$148.36	$(530.2)	$6,552.2
2024	$—	$—	$14,525,638	$11,178,551	$3,426,772	$1,778,724	$116.09	$146.87	$711.5	$6,783.6
2023	$—	$—	$12,338,767	$8,925,771	$3,683,836	$2,493,597	$125.79	$143.18	$321.1	$6,967.2
2022	$—	$—	$10,831,766	$(28,632,167)	$2,553,081	$(7,183,678)	$116.20	$140.29	$686.5	$7,512.4
2021	$—	$—	$13,260,913	$45,709,309	$3,538,486	$12,019,256	$232.18	$143.09	$572.6	$7,386.1

Named Executive Officers, Footnote	Compensation for our Current PEO, Emmanuel Ligner and Former PEO, Michael Stubblefield, reflects the amounts reported in the
“Summary Compensation Table” for the respective years. Average compensation for our non-PEO NEOs included: (a) for 2025, R.
Brent Jones, Corey Walker, Benoit Gourdier and Claudius Sokenu; (b) for 2024, R. Brent Jones, Benoit Gourdier, James Bramwell,
Randy Stone and Claudius Sokenu; (c) for 2023, R. Brent Jones, Randy Stone, James Bramwell, Frederic Vanderhaegen, Gerard
Brophy and Thomas Szlosek; and (d) for 2022 and 2021, Thomas Szlosek, Frederic Vanderhaegen, Gerard Brophy and Sheri Lewis.

Peer Group Issuers, Footnote	TSR is cumulative (assuming $100 was invested on December 31, 2020) for the measurement periods beginning on December 31,
2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item
201(e) of Regulation S-K. The peer group for purposes of this table is the S&P 500 Health Care Index. Historic stock price performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote	PEO SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID RECONCILIATION:

	Current PEO	Former PEO Michael Stubblefield
	2025	2025	2024	2023	2022	2021
Total Compensation as reported in SCT	$5,895,624	$13,077,931	$14,525,638	$12,338,767	$10,831,766	$13,260,913
Subtract change in the actuarial present value of pension benefits	$—	$—	$—	$(7,895)	$—	$(5,342)
Add service cost of pension benefits	$—	$—	$—	$2,684	$3,421	$3,388
Subtract grant date fair value of equity awards granted during covered year reported in SCT	$(4,999,988)	$(10,875,781)	$(11,276,173)	$(10,966,272)	$(9,684,956)	$(8,633,149)
Add fair value of equity compensation granted in current year – value at year-end	$5,204,231	$5,669,429	$9,149,167	$7,305,449	$3,260,458	$18,576,571
Add dividends accrued on unvested shares/share units	$—	$—	$—	$—	$—	$—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$—	$(6,197,315)	$(1,323,388)	$(921,458)	$(28,816,798)	$17,291,985
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$—	$(579,577)	$463,117	$1,174,497	$(4,226,057)	$5,214,944
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$(2,475,199)	$(359,810)	$—	$—	$—
Compensation Actually Paid to PEO	$6,099,867	$(1,380,512)	$11,178,551	$8,925,771	$(28,632,167)	$45,709,309

Non-PEO NEO Average Total Compensation Amount			$ 5,375,454	$ 3,426,772	$ 3,683,836	$ 2,553,081	$ 3,538,486
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,060,367	1,778,724	2,493,597	(7,183,678)	12,019,256
Adjustment to Non-PEO NEO Compensation Footnote	AVERAGE NON-PEO SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY
PAID RECONCILIATION:

Non-PEO NEOs (Average)	2025	2024	2023	2022	2021
Total Compensation as reported in SCT	$5,375,454	$3,426,772	$3,683,836	$2,553,081	$3,538,486
Subtract change in the actuarial present value of pension benefits	$—	$—	$(5,613)	$(1,726)	$(2,787)
Add service cost of pension benefits	$—	$—	$1,806	$2,495	$2,491
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(4,469,553)	$(2,405,576)	$(3,117,887)	$(1,963,157)	$(1,861,530)
Add fair value of equity compensation granted in current year – value at year-end	$3,144,766	$1,516,142	$2,221,730	$660,865	$4,005,523
Add dividends accrued on unvested shares/share units	—	—	—	$—	$—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(1,345,092)	$(193,197)	$(81,272)	$(6,381,045)	$5,398,965
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(173,945)	$(72,956)	$138,465	$(2,054,191)	$938,108
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(471,263)	$(492,462)	$(347,467)	$—	$—
Compensation Actually Paid to Non-PEO NEOs	$2,060,367	$1,778,724	$ 2,493,597	$(7,183,678)	$ 12,019,256

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TOTAL STOCKHOLDER RETURN
As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with our TSR. Our higher TSR in 2021
(both on an absolute basis and relative to the S&P 500 Health Care Index) directionally aligned with higher CAP for the
PEO and NEOs, while weaker performance resulted in negative CAP in 2022 and lower CAP in 2023, 2024 and 2025.

PEO CAP (In Millions)	Non-PEO NEOs CAP (In Millions)	Avantor TSR	S&P 500 Healthcare TSR
(a)Total stockholder return in the above chart, in the case of both the Company and our peer group as noted in footnote 3 of the above
Pay versus Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2020 through December 31,
			2025, calculated in accordance with Item 201(e) of Regulation S-K.
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. NET INCOME
Our strong Net Income growth in 2021 directionally aligned with higher CAP in that year, while Growth was slower in 2022,
2023 and in 2025, which aligned with lower compensation actually paid. The net income increase in 2024 is also aligned with the increase in CAP.

PEO CAP (In Millions)	Non-PEO NEOs CAP (In Millions)	Net Income (In Millions)

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. COMPANY SELECTED MEASURE
Our strong Revenue growth in 2021 directionally aligned with higher CAP for that year, while growth was slower in 2022,
2023, 2024 and 2025 which aligned with lower compensation actually paid.

PEO CAP (In Millions)	Non-PEO NEOs CAP (In Millions)	Revenue (In Millions)

Tabular List, Table	TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The unranked list below represents, in Avantor’s view, Avantor’s most important financial measures used to link compensation to performance:

Company Performance Metrics(1)
Adjusted EPS
Adjusted Operating Income
Free Cash Flow
Relative TSR
Revenue
(1)For more information regarding these company performance metrics and their function in the Company’s executive compensation program, see “Compensation Discussion and Analysis.” For information about these non-GAAP financial measurements, including reconciliations to the most directly comparable GAAP-based financial measurements, see “Appendix A — Non-GAAP Financial
Measurements.”

Total Shareholder Return Amount							232.18	$ 116.20	$ 125.79	$ 116.09	$ 40.71
Peer Group Total Shareholder Return Amount							143.09	$ 140.29	$ 143.18	$ 146.87	$ 148.36
Net Income (Loss)			$ (530,200,000)	$ 711,500,000	$ 321,100,000	$ 686,500,000	$ 572,600,000
Company Selected Measure Amount			6,552,200,000	6,783,600,000	6,967,200,000	7,512,400,000	7,386,100,000
PEO Name	Emmanuel Ligner	Michael Stubblefield		Michael Stubblefield	Michael Stubblefield	Michael Stubblefield	Michael Stubblefield
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name			Revenue
Emmanuel Ligner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,895,624		$ 5,895,624	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	6,099,867		6,099,867	0	0	0	0
Michael Stubblefield [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,077,931	13,077,931	14,525,638	12,338,767	10,831,766	13,260,913
PEO Actually Paid Compensation Amount		(1,380,512)	(1,380,512)	11,178,551	8,925,771	(28,632,167)	45,709,309
PEO | Emmanuel Ligner [Member] | Subtract change in the actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Emmanuel Ligner [Member] | Add service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Emmanuel Ligner [Member] | Subtract grant date fair value of equity awards granted during covered year reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,999,988)
PEO | Emmanuel Ligner [Member] | Add fair value of equity compensation granted in current year – value at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,204,231
PEO | Emmanuel Ligner [Member] | Add dividends accrued on unvested shares/share units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Emmanuel Ligner [Member] | Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Emmanuel Ligner [Member] | Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Emmanuel Ligner [Member] | Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Michael Stubblefield [Member] | Subtract change in the actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	(7,895)	0	(5,342)
PEO | Michael Stubblefield [Member] | Add service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	2,684	3,421	3,388
PEO | Michael Stubblefield [Member] | Subtract grant date fair value of equity awards granted during covered year reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,875,781)		(11,276,173)	(10,966,272)	(9,684,956)	(8,633,149)
PEO | Michael Stubblefield [Member] | Add fair value of equity compensation granted in current year – value at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,669,429		9,149,167	7,305,449	3,260,458	18,576,571
PEO | Michael Stubblefield [Member] | Add dividends accrued on unvested shares/share units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
PEO | Michael Stubblefield [Member] | Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,197,315)		(1,323,388)	(921,458)	(28,816,798)	17,291,985
PEO | Michael Stubblefield [Member] | Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(579,577)		463,117	1,174,497	(4,226,057)	5,214,944
PEO | Michael Stubblefield [Member] | Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,475,199)		(359,810)	0	0	0
Non-PEO NEO | Subtract change in the actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(5,613)	(1,726)	(2,787)
Non-PEO NEO | Add service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	1,806	2,495	2,491
Non-PEO NEO | Subtract grant date fair value of equity awards granted during covered year reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,469,553)	(2,405,576)	(3,117,887)	(1,963,157)	(1,861,530)
Non-PEO NEO | Add fair value of equity compensation granted in current year – value at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,144,766	1,516,142	2,221,730	660,865	4,005,523
Non-PEO NEO | Add dividends accrued on unvested shares/share units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,345,092)	(193,197)	(81,272)	(6,381,045)	5,398,965
Non-PEO NEO | Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(173,945)	(72,956)	138,465	(2,054,191)	938,108
Non-PEO NEO | Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (471,263)	$ (492,462)	$ (347,467)	$ 0	$ 0